                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01241

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

[PHOTO IMAGE]

EATON VANCE SMALL-CAP FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SMALL-CAP FUND as of September 30, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Small-Cap Fund's shares had a total return of 21.31% for the year ended September 30, 2003. That return was the result of an increase in net asset value (NAV) per share from $7.65 on September 30, 2002, to $9.28 on September 30, 2003.(1)

For comparison, the Fund's benchmark index, the Russell 2000 Index, posted a return of 36.50% for the one-year period ended September 30, 2003.(2)

AFTER A FALSE START, A CAUTIOUS BUT
SUSTAINED RECOVERY IN THE STOCK MARKETS ...

Last fall, there appeared to be stirrings of economic improvement in the U.S., and stocks rebounded accordingly. However, later in the year and early in 2003, the lead-up to the Iraq War, more accounting scandals, the SARS epidemic, and restrained business investment combined to cause the markets to decline again amid all the uncertainty. With the onset of the war in March 2003, though, the market found its legs again, and there were hints of economic improvement over the summer. The S&P 500 Composite Index - an unmanaged index of 500 common stocks used as a measure of U.S. stock market performance - rose for the sixth consecutive month in August 2003, the longest positive streak since 1998. September, historically the worst month for the S&P 500, saw a modest decline of 1.2%, compared to an average loss of 6.4% in each of the past four Septembers.(2) The market's recovery since March has been driven, in our opinion, by a strong earnings outlook, sustained consumer strength, and acceleration in economic activity.

AN IMPORTANT NOTICE TO OUR SHAREHOLDERS ...

On October 20, 2003, the Board of Trustees of Eaton Vance Growth Trust unanimously approved the reorganization of Eaton Vance Small-Cap Fund into Atlanta Capital Small-Cap Fund. Under the terms of the reorganization, the Fund will transfer all of its assets to Atlanta Capital Small-Cap Fund in exchange for shares of that fund. Like the Fund, Atlanta Capital Small-Cap Fund invests substantially all of its assets in Small-Cap Portfolio. It is expected that the merger will be treated as a tax-free reorganization for federal tax purposes. The merger is expected to close on or around January 9, 2004.

In the pages that follow, William R. Hackney, Paul J. Marshall, and Charles B. Reed, members of the Atlanta Capital Management investment team, review the Fund's performance over the past year.

                                                     Sincerely,


                                                     /s/ Thomas E. Faust Jr.

                                                     Thomas E. Faust Jr.
                                                     President
                                                     November 14, 2003


FUND INFORMATION
AS OF SEPTEMBER 30, 2003

PERFORMANCE(1)

Average Annual Total Returns (at net asset value)

One Year                                          21.31%
Life of Fund+                                     -5.13%

SEC Average Annual Total Returns
  (including sales charge or applicable CDSC)

One Year                                          14.29%
Life of Fund+                                     -9.00%

+Inception Date - 4/30/02

TEN LARGEST HOLDINGS(3) By total net assets

National Instruments Corp.           2.8%
Affiliated Managers Group, Inc.      2.7
Forward Air Corp.                    2.6
Florida Rock Industries, Inc.        2.6
Matthews International Corp.         2.6
Fair Isaac Corp.                     2.6
Landauer, Inc.                       2.5
Financial Federal Corp.              2.5
Manhattan Associates, Inc.           2.4
Newfield Exploration Co.             2.3

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

(2) It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 25.6% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE SMALL-CAP FUND as of September 30, 2003
MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER; AND CHARLES
B. REED, VICE PRESIDENT, WHO CONSTITUTE THE INVESTMENT TEAM MANAGING SMALL-CAP PORTFOLIO

[PHOTO OF PAUL J. MARSHALL, WILLIAM R. HACKNEY, III AND CHARLES B. REED] Paul J. Marshall
William R. Hockney III
Charles B. Reed

Q: What was the overall market environment for the Fund for the year ending
   September 30, 2003?

A: MR. REED: The stock market environment for small capitalization equities was very favorable and much improved from the prior year. The small-cap market, as measured by the Russell 2000 Index (the "Russell 2000"), rose 36.50% in the 12 months ending September 30, outpacing the 24.38% advance in the larger-capitalization S&P 500 Composite Index.* A number of forces underpinned this favorable investment climate. First, there has been sizeable fiscal stimulus from tax cuts and increased government spending over the past two years. This stimulus has been accompanied by a very accommodative monetary policy from the Federal Reserve Board, which has pushed short-term interest rates to their lowest levels in almost 50 years. The combination of fiscal stimulus and low interest rates kept the U.S. economy on a path of steady, moderate growth and helped corporate earnings recover from their depressed levels of 2001 and 2002. All the elements for a classic economic and stock market recovery seemed to fall into place last year.

Q: Can you give the shareholders a summary of the Fund's performance over the last year?

A: MR. HACKNEY: We are pleased to report that the Fund had a return of 21.31% for the year ended September 30, 2003. The Fund's performance was led by sharp gains in information technology and basic materials stocks held by the Portfolio. In general, the economically sensitive industrial sectors of the economy turned in the strongest stock market performance, while the more defensive consumer-related sectors turned in more moderate price performance. This was true for holdings in the Portfolio as well.

Q: What factors accounted for the Fund's performance relative to the benchmark during the period?

A: MR. REED: The Fund's returns trailed the gain in the Russell 2000, primarily due to the exceptionally strong performance of lower-quality, lower-priced companies in 2003.* Various studies have shown that during the first nine months of 2003: 1) the stocks of companies reporting current losses have outperformed companies with earnings; 2) low-priced stocks have outperformed higher-priced stocks; and 3) companies with erratic earnings patterns have outperformed companies with more stable earnings patterns. The Portfolio focuses on quality companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. In general, the stocks of quality companies did not rebound as sharply as the stocks of lesser quality companies.

   * It is not possible to invest directly in an Index.

[CHART]

FIVE LARGEST INDUSTRY POSITIONS+

By total net assets

[CHART]

Banks                          11.2%
Applications Software          10.9%
IT Consulting and Services      4.7%
Health Services                 4.4%
Health Care-Equipment           3.7%

+ As of September 30, 2003. Industry positions subject to change due to active management.

   This was particularly true in certain technology-related sectors and health care sector of the Portfolio, which collectively accounted for the Fund's entire performance shortfall versus its benchmark (technology because of our under- weightings versus the S*&P 500, and health care because of poor performance in the broader market).

Q: What industry groups most negatively impacted Fund performance over the past
   12 months?

A: MR. HACKNEY: As a group, the Portfolio's health care stocks most negatively impacted Fund performance, both on an absolute basis and relative to the Russell 2000.* Of the economic sectors represented in the Portfolio, only the health care sector recorded a negative rate of return over the past 12 months.

Q: What stocks and industry groups most positively impacted Fund performance over the past 12 months?

A: MR. REED: The technology-related sectors were the best performing sectors of the stock market over the past year and, likewise, were the best performing sectors of the Portfolio. The Portfolio's technology-related stocks advanced an average of 62% over the past 12 months. While that was a strong advance, the Portfolio's technology-related holdings lagged the 83% advance in the Russell 2000's technology component.* The top three contributors to our performance over the past 12 months were all in the technology-related sectors. On September 30th, stocks related to the technology sector (applications software and IT consulting and services) accounted for 15.6% of the Portfolio's net assets.

Q: Do you anticipate any significant changes to your investment strategy for the Portfolio?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so no significant change in investment strategy is anticipated. We believe that successful investing requires broad diversification, a long-term orientation and an emphasis on quality companies that can weather the ups and downs of the economy. While no change in our strategy is anticipated, we do anticipate that leadership in the broad market of stocks will gradually shift away from lower-quality issues toward higher-quality issues with stronger balance sheets and a track record of more consistent earnings growth.

Q: Do you have any final comments for our Shareholders on your outlook going forward?

A: MR. MARSHALL: The favorable forces in place last year seem likely to continue, more or less, in the year ahead. So we remain cautiously optimistic on both the economy and the market. Further gains in the stock market, however, should be dependent on a further resurgence in earnings, not a rise in valuations or price/earnings ratios. The recent advance in the broad market has been led by lower-quality, lower-priced stocks with little or no current earnings. In the initial phases of a stock market recovery, it's not unusual for these more "speculative" issues to turn in the best performance, simply because they are often the types of stocks that declined the most during the preceding bear market. Looking ahead, we would expect earnings power and balance sheet strength to play a more important role in stock selection.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

* It is not possible to invest directly in an Index.

PERFORMANCE

[CHART]

            Comparison of Change in Value of a $10,000 Investment in
             Eaton Vance Small-Cap Fund vs. the Russell 2000 Index*

                       April 30, 2002 - September 30, 2003

                               SMALL- CAP- CLASS A
                                    4/30/2002

                 FUND            FUND         RUSSELL
               VALUE AT       VALUE WITH        2000
 DATE            NAV         SALES CHARGE      INDEX
-----------------------------------------------------
 4/30/2002      10000            10000          10000
 5/31/2002       9810          9245.99        9556.18
 6/30/2002       9190          8661.64        9082.03
 7/31/2002       8170          7700.28        7710.36
 8/31/2002       8320          7841.66        7690.73
 9/30/2002       7650          7210.18        7138.43
10/31/2002       7980          7521.21         7367.3
11/30/2002       8460          7973.61         8024.8
12/31/2002       8160          7690.86        7577.99
 1/31/2003       7940          7483.51        7368.23
 2/28/2003       7610          7172.48         7145.6
 3/31/2003       7630          7191.33        7237.61
 4/30/2003       8260          7785.11        7923.87
 5/31/2003       8710          8209.24        8774.19
 6/30/2003       8970          8454.29        8932.99
 7/31/2003       9320          8784.17        9491.92
 8/31/2003       9670          9114.04        9927.09
 9/30/2003       9280          8746.46        9743.89

PERFORMANCE**

Average Annual Total Returns (at net asset value)

One Year                                          21.31%
Life of Fund+                                     -5.13%

SEC Average Annual Total Returns
  (including sales charge or applicable CDSC)

One Year                                          14.29%
Life of Fund+                                     -9.00%

+ Inception Date - 4/30/02


* Source: Thomson Financial. Investment operations commenced 4/30/02.
  The chart compares the Fund's total return with that of the Russell 2000 Index, a market capitalization weighted index of 2,000 small company stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and in the Russell 2000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.
**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL-CAP FUND as of September 30, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investment in Small-Cap Portfolio, at value (identified cost, $992,065)          $   1,492,681
Receivable for Fund shares sold                                                          4,806
Receivable from the Administrator                                                       38,524
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     $   1,536,011
----------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                 $       2,938
Accrued expenses                                                                        11,973
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                $      14,911
----------------------------------------------------------------------------------------------
NET ASSETS                                                                       $   1,521,100
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                  $   1,534,869
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                                         (514,385)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                                          500,616
----------------------------------------------------------------------------------------------
TOTAL                                                                            $   1,521,100
----------------------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE

($1,521,100 DIVIDED BY 163,929 SHARES OF BENEFICIAL INTEREST OUTSTANDING)        $        9.28
----------------------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE PER SHARE

(100 DIVIDED BY 94.25 OF NET ASSET VALUE PER SHARE)                              $        9.85
----------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price is reduced

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2003

INVESTMENT INCOME

Dividends allocated from Portfolio                                               $      53,345
Interest allocated from Portfolio                                                          830
Expenses allocated from Portfolio                                                      (49,259)
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                             $       4,916
----------------------------------------------------------------------------------------------

EXPENSES

Administration fee                                                               $       7,364
Trustees' fees and expenses                                                                 94
Service fees                                                                            12,274
Registration fees                                                                       30,508
Custodian fee                                                                           12,320
Legal and accounting services                                                            9,206
Printing and postage                                                                     6,159
Transfer and dividend disbursing agent fees                                              2,709
Miscellaneous                                                                            1,912
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $      82,546
----------------------------------------------------------------------------------------------
Deduct --
    Reduction of administration fee                                              $       7,364
    Allocation of expenses to the Administrator                                         38,524
----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                         $      45,888
----------------------------------------------------------------------------------------------

NET EXPENSES                                                                     $      36,658
----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                              $     (31,742)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
    Investment transactions (identified cost basis)                              $    (417,968)
----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                $    (417,968)
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                          $   1,280,016
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             $   1,280,016
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                 $     862,048
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                       $     830,306
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED           PERIOD ENDED
IN NET ASSETS                                        SEPTEMBER 30, 2003   SEPTEMBER 30, 2002(1)
-----------------------------------------------------------------------------------------------
From operations --
    Net investment loss                                  $      (31,742)           $     (8,779)
    Net realized loss                                          (417,968)                (96,155)
    Net change in unrealized
       appreciation (depreciation)                            1,280,016                (779,400)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                      $      830,306            $   (884,334)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares                         $    4,107,612            $  6,422,869
    Cost of shares redeemed                                  (8,438,982)               (516,371)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM FUND SHARE TRANSACTIONS                         $   (4,331,370)           $  5,906,498
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $   (3,501,064)           $  5,022,164
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $    5,022,164            $         --
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    1,521,100            $  5,022,164
-----------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                          YEAR ENDED SEPTEMBER 30,
                                                                         -------------------------
                                                                           2003(1)      2002(1)(2)
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                     $     7.650    $   10.000
--------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                                      $    (0.054)   $   (0.023)
Net realized and unrealized gain (loss)                                        1.684        (2.327)
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                      $     1.630    $   (2.350)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                         $     9.280    $    7.650
--------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                21.31%       (23.50)%
--------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                  $     1,521    $    5,022
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                             1.75%         1.77%(5)
    Net expenses after custodian fee reduction(4)                               1.75%         1.75%(5)
    Net investment loss                                                        (0.65)%       (0.67)%(5)
Portfolio Turnover of the Portfolio                                               54%           17%
--------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect a reduction of the administration fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                 2.97%         4.24%(5)
    Expenses after custodian fee reduction(4)                                   2.97%         4.22%(5)
    Net investment income (loss)                                               (1.87)%        3.14%(5)
Net investment loss per share                                            $    (0.154)   $   (0.108)
--------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE SMALL-CAP FUND as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS

1   SIGNIFICANT ACCOUNTING POLICIES

    Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.3% at September 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

    C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003 the Fund, for federal income tax purposes, had a capital loss carryover of $95,739 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010. Additionally, at September 30, 2003, the Fund had net capital losses of $304,944 attributable to security transactions incurred after October 31, 2002. These net capital losses are treated as arising on the first day of the Fund's taxable year ending September 30, 2004.

    D OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

    E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2   DISTRIBUTIONS TO SHAREHOLDERS

    It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   SHARES OF BENEFICIAL INTEREST

    The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                            YEAR ENDED SEPTEMBER 30,
                                           ---------------------------
                                               2003         2002(1)
    ------------------------------------------------------------------
    Sales                                     497,004       719,550
    Redemptions                              (989,251)      (63,374)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                  (492,247)      656,176
    ------------------------------------------------------------------

    (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

4   TRANSACTIONS WITH AFFILIATES

    The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended September 30, 2003, the administration fee amounted to $7,364, all of which was waived. To reduce the net investment loss of the Fund, the Administrator was allocated $38,524 of the Fund's operating expenses for the year ended September 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2003, EVM earned $2,524 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $532 as its portion of the sales charge on sales of Fund shares for the year ended September 30, 2003. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5   SERVICE PLAN

    The Trust has in effect a Service Plan (the Plan) for the Fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the year ended September 30, 2003 amounted to $12,274.

6   CONTINGENT DEFERRED SALES CHARGE

    Fund shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within one year of purchase (depending on the circumstances of purchase). The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for the year ended September 30, 2003.

7   INVESTMENT TRANSACTIONS

    Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2003 aggregated $4,125,993 and $8,514,454, respectively.

8   SHAREHOLDER MEETING (UNAUDITED)

    The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                         -----------------------------
    NOMINEE FOR TRUSTEE                     AFFIRMATIVE    WITHHOLD
    ------------------------------------------------------------------
    Jessica M. Bibliowicz                     521,842        2,580
    Donald R. Dwight                          520,109        4,313
    James B. Hawkes                           520,109        4,313
    Samuel L. Hayes, III                      520,109        4,313
    William H. Park                           520,109        4,313
    Norton H. Reamer                          520,109        4,313
    Lynn A. Stout                             521,842        2,580

    Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003, pursuant to the mandatory retirement policy of the Trust.

9   SUBSEQUENT EVENTS

    On October 20, 2003, the Board of Trustees of the Trust approved the reorganization of Eaton Vance Small-Cap Fund into Atlanta Capital Small-Cap Fund. It is expected that the reorganization will be treated as a tax-free reorganization for federal tax purposes. The reorganization is expected to close on or around January 9, 2004.

    Effective on or about November 19, 2003 Eaton Vance Small-Cap Fund will be closed to all new investors. Once the reorganization is consummated, Eaton Vance Small-Cap Fund will be terminated.

EATON VANCE SMALL-CAP FUND as of September 30, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE GROWTH TRUST AND
SHAREHOLDERS OF EATON VANCE SMALL-CAP FUND:

We have audited the accompanying statement of assets and liabilities, of Eaton Vance Small-Cap Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2003, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended, and for the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Small-Cap Fund at September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

SMALL-CAP PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.0%

SECURITY                                             SHARES     VALUE
-----------------------------------------------------------------------------
ADVERTISING -- 1.7%

Grey Global Group, Inc.                                   330   $     251,163
-----------------------------------------------------------------------------
                                                                $     251,163
-----------------------------------------------------------------------------

AIR FREIGHT -- 2.6%

Forward Air Corp.(1)                                   13,750   $     380,188
-----------------------------------------------------------------------------
                                                                $     380,188
-----------------------------------------------------------------------------

AIRLINES -- 1.3%

SkyWest, Inc.                                          10,500   $     181,860
-----------------------------------------------------------------------------
                                                                $     181,860
-----------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 10.9%

ANSYS, Inc.(1)                                          5,100   $     181,254
Fair Isaac Corp.                                        6,275         369,974
Jack Henry & Associates, Inc.                          16,700         290,413
Kronos, Inc.(1)                                         2,700         142,857
National Instruments Corp.                             10,000         402,500
The Reynolds and Reynolds Co., Class A                  6,700         184,585
-----------------------------------------------------------------------------
                                                                $   1,571,583
-----------------------------------------------------------------------------

AUTO AND PARTS -- 1.0%

Gentex Corp.                                            4,200   $     146,328
-----------------------------------------------------------------------------
                                                                $     146,328
-----------------------------------------------------------------------------

BANKS -- 11.2%

Boston Private Financial Holdings, Inc.                 6,200   $     146,072
Capital City Bank Group, Inc.                           8,050         307,188
City National Corp.                                     4,400         224,224
Provident Bankshares Corp.                              6,403         180,885
Seacoast Banking Corp. of Florida                      18,020         313,548
Texas Regional Bancshares, Class A                      7,682         259,575
UCBH Holdings, Inc.                                     6,100         184,403
-----------------------------------------------------------------------------
                                                                $   1,615,895
-----------------------------------------------------------------------------

BROADCAST MEDIA -- 1.3%

Cox Radio, Inc., ClassA(1)                              8,500   $     185,895
-----------------------------------------------------------------------------
                                                                $     185,895
-----------------------------------------------------------------------------

CONSTRUCTION - CEMENT -- 2.6%

Florida Rock Industries, Inc.                           7,600   $     376,960
-----------------------------------------------------------------------------
                                                                $     376,960
-----------------------------------------------------------------------------

CONSUMER FINANCE -- 2.5%

Financial Federal Corp.(1)                             11,900   $     363,069
-----------------------------------------------------------------------------
                                                                $     363,069
-----------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.3%

AptarGroup, Inc.                                        5,200   $     190,788
-----------------------------------------------------------------------------
                                                                $     190,788
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.7%

Affiliated Managers Group, Inc.(1)                      6,200   $     389,360
-----------------------------------------------------------------------------
                                                                $     389,360
-----------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%

ALLETE, Inc.                                           11,200   $     306,656
-----------------------------------------------------------------------------
                                                                $     306,656
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.2%

Brady Corp., Class A                                    4,100   $     130,421
Genlyte Group Inc., (The)(1)                            4,200         186,984
-----------------------------------------------------------------------------
                                                                $     317,405
-----------------------------------------------------------------------------

ENGINEERING & CONTRUCTION -- 2.1%

Jacobs Engineering Group, Inc.(1)                       6,600   $     297,660
-----------------------------------------------------------------------------
                                                                $     297,660
-----------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 2.3%

Performance Food Group Co.(1)                           8,300   $     337,893
-----------------------------------------------------------------------------
                                                                $     337,893
-----------------------------------------------------------------------------

GAS UTILITIES -- 1.0%

Piedmont Natural Gas Co., Inc.                          3,800   $     148,200
-----------------------------------------------------------------------------
                                                                $     148,200
-----------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT -- 3.7%

Diagnostic Products Corp.                               6,200   $     225,246
Young Innovations, Inc.                                 9,800         313,698
-----------------------------------------------------------------------------
                                                                $     538,944
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES     VALUE
-----------------------------------------------------------------------------
HEALTH CARE - SUPPLIES -- 1.9%

ICU Medical, Inc.(1)                                   10,350   $     281,623
-----------------------------------------------------------------------------
                                                                $     281,623
-----------------------------------------------------------------------------

HEALTH SERVICES -- 4.4%

CorVel Corp.(1)                                         6,400   $     227,520
First Health Group Corp.(1)                             8,500         222,275
Renal Care Group, Inc.(1)                               5,300         180,995
-----------------------------------------------------------------------------
                                                                $     630,790
-----------------------------------------------------------------------------

HOME FURNISHINGS -- 1.0%

La-Z-Boy, Inc.                                          6,700   $     148,740
-----------------------------------------------------------------------------
                                                                $     148,740
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.0%

Church & Dwight Co., Inc.                               4,300   $     150,457
-----------------------------------------------------------------------------
                                                                $     150,457
-----------------------------------------------------------------------------

HOUSEWARES -- 2.6%

Matthews International Corp.                           14,200   $     375,022
-----------------------------------------------------------------------------
                                                                $     375,022
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 1.0%

Carlisle Companies, Inc.                                3,400   $     148,308
-----------------------------------------------------------------------------
                                                                $     148,308
-----------------------------------------------------------------------------

INSURANCE - PROPERTY AND CASUALTY -- 3.1%

Midland Co.                                            13,600   $     289,680
Triad Guaranty, Inc.(1)                                 3,100         152,148
-----------------------------------------------------------------------------
                                                                $     441,828
-----------------------------------------------------------------------------

INSURANCE BROKERS -- 1.8%

Arthur J. Gallagher & Co.                               5,200   $     147,056
Erie Indemnity Co., Class A                             2,800         108,920
-----------------------------------------------------------------------------
                                                                $     255,976
-----------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 4.7%

FactSet Research Systems, Inc.                          7,400   $     328,190
Manhattan Associates, Inc.(1)                          13,500         349,515
-----------------------------------------------------------------------------
                                                                $     677,705
-----------------------------------------------------------------------------

LEISURE - PRODUCTS -- 1.0%

Polaris Industries, Inc.                                2,000   $     148,300
-----------------------------------------------------------------------------
                                                                $     148,300
-----------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 1.8%

Graco, Inc.                                             6,750   $     253,462
-----------------------------------------------------------------------------
                                                                $     253,462
-----------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.5%

Mentor Corp.                                            3,200   $      72,960
-----------------------------------------------------------------------------
                                                                $      72,960
-----------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.0%

Simpson Manufacturing Co., Inc.(1)                      3,600   $     147,204
-----------------------------------------------------------------------------
                                                                $     147,204
-----------------------------------------------------------------------------

MULTI-UTILITIES -- 1.6%

Energen Corp.                                           6,200   $     224,316
-----------------------------------------------------------------------------
                                                                $     224,316
-----------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.3%

Newfield Exploration Co.(1)                             8,800   $     339,416
-----------------------------------------------------------------------------
                                                                $     339,416
-----------------------------------------------------------------------------

PACKAGED FOODS -- 0.5%

Tootsie Roll Industries, Inc.                           2,357   $      73,067
-----------------------------------------------------------------------------
                                                                $      73,067
-----------------------------------------------------------------------------

PAPER PRODUCTS -- 1.0%

Wausau-Mosinee Paper Corp.                             11,660   $     142,369
-----------------------------------------------------------------------------
                                                                $     142,369
-----------------------------------------------------------------------------

PUBLISHING -- 1.0%

Lee Enterprises, Inc.                                   3,700   $     143,079
-----------------------------------------------------------------------------
                                                                $     143,079
-----------------------------------------------------------------------------

RESTAURANTS -- 1.6%

Sonic Corp.(1)                                          9,050   $     228,784
-----------------------------------------------------------------------------
                                                                $     228,784
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES     VALUE
-----------------------------------------------------------------------------
RETAIL - APPAREL -- 1.0%

Kenneth Cole Productions, Inc.                          5,400   $     140,994
-----------------------------------------------------------------------------
                                                                $     140,994
-----------------------------------------------------------------------------

RETAIL - FOOD -- 2.1%

Casey's General Stores, Inc.                           10,700   $     150,121
Ruddick Corp.                                           9,400         146,076
-----------------------------------------------------------------------------
                                                                $     296,197
-----------------------------------------------------------------------------

SERVICES - DIVERSIFIED COMMERCIAL -- 3.1%

ABM Industries, Inc.                                   20,860   $     295,169
G & K Services, Inc.                                    4,400         154,000
-----------------------------------------------------------------------------
                                                                $     449,169
-----------------------------------------------------------------------------

SPECIALTY STORE -- 3.0%

Aaron Rents, Inc.                                      15,700   $     328,915
Claire's Stores, Inc.                                   3,300         110,418
-----------------------------------------------------------------------------
                                                                $     439,333
-----------------------------------------------------------------------------

WASTE MANAGEMENT -- 2.5%

Landauer, Inc.                                         10,300   $     364,929
-----------------------------------------------------------------------------
                                                                $     364,929
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (IDENTIFIED COST $11,783,742)                               $  14,173,875
-----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.0%
    (IDENTIFIED COST $11,783,742)                               $  14,173,875
-----------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                          $     288,267
-----------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $  14,462,142
-----------------------------------------------------------------------------

(1) Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP PORTFOLIO as of September 30, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investments, at value (identified cost, $11,783,742)                             $  14,173,875
Cash                                                                                    53,327
Receivable for investments sold                                                      1,841,819
Interest and dividends receivable                                                       16,305
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     $  16,085,326
----------------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                              $   1,600,000
Accrued expenses                                                                        23,184
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                $   1,623,184
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                        $  14,462,142
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
----------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                          $  12,072,009
Net unrealized appreciation (computed on the basis of identified cost)               2,390,133
----------------------------------------------------------------------------------------------
TOTAL                                                                            $  14,462,142
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME

Dividends                                                                        $     162,349
Interest                                                                                 2,359
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          $     164,708
----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                           $     152,870
Trustees' fees and expenses                                                                182
Custodian fee                                                                           31,892
Legal and accounting services                                                           16,967
Miscellaneous                                                                            1,882
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $     203,793
----------------------------------------------------------------------------------------------
Deduct --
    Reduction of investment adviser fee                                          $      42,933
----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                         $      42,933
----------------------------------------------------------------------------------------------

NET EXPENSES                                                                     $     160,860
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                            $       3,848
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                              $    (891,851)
----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                $    (891,851)
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                          $   3,980,807
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             $   3,980,807
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                 $   3,088,956
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                       $   3,092,804
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED           PERIOD ENDED
IN NET ASSETS                                        SEPTEMBER 30, 2003   SEPTEMBER 30, 2002(1)
-----------------------------------------------------------------------------------------------
From operations --
    Net investment income                                $        3,848           $      10,565
    Net realized loss                                          (891,851)               (219,112)
    Net change in unrealized
       appreciation (depreciation)                            3,980,807              (1,590,674)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                      $    3,092,804           $  (1,799,221)
----------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                        $    8,156,160           $  16,520,145
    Withdrawals                                             (10,552,319)             (1,055,437)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS                            $   (2,396,159)          $  15,464,708
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               $      696,645           $  13,665,487
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $   13,765,497           $     100,010
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                           $   14,462,142           $  13,765,497
-----------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                            YEAR ENDED SEPTEMBER 30,
                                                          --------------------------
                                                            2003             2002(1)
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Net expenses                                               1.05%              0.92%(2)
  Net expenses after custodian fee reduction                 1.05%              0.90%(2)
  Net investment income                                      0.03%              0.23%(2)
Portfolio Turnover                                             54%                17%
------------------------------------------------------------------------------------
TOTAL RETURN                                                24.24%            (22.75)%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $ 14,462         $  13,765
------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a
  reduction of the investment adviser fee. Had such
  action not been taken, the ratios would have been
  as follows:
Ratios (As a percentage of average daily net assets):
  Expenses                                                   1.33%              1.65%(2)
  Expenses after custodian fee reduction                     1.33%              1.63%(2)
  Net investment loss                                       (0.25)%            (0.50)%(2)
------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP PORTFOLIO as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held approximate 10.3% and 74.0% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (15.1% at September 30, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2003, the adviser fee amounted to $152,870. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $7,811,994 and $9,921,720, respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                        $  12,084,763
   ---------------------------------------------------
   Gross unrealized appreciation         $   2,131,481
   Gross unrealized depreciation               (42,369)
   ---------------------------------------------------
   NET UNREALIZED APPRECIATION           $   2,089,112
   ---------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2003, the Portfolio had a balance pursuant to this line of credit of $1,600,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                              INTEREST IN THE PORTFOLIO
                             ---------------------------
   NOMINEE FOR TRUSTEE         AFFIRMATIVE      WITHHOLD
   -----------------------------------------------------
   Jessica M. Bibliowicz          100%             0%
   Donald R. Dwight               100%             0%
   James B. Hawkes                100%             0%
   Samuel L. Hayes, III           100%             0%
   William H. Park                100%             0%
   Norton H. Reamer               100%             0%
   Lynn A. Stout                  100%             0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

SMALL-CAP PORTFOLIO as of September 30, 2003
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2003, the related statement of operations for the year then ended, and the statement of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

EATON VANCE SMALL-CAP FUND
MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                           POSITION(S)      TERM OF                                              IN FUND
                            WITH THE       OFFICE AND                                            COMPLEX
        NAME AND           TRUST AND       LENGTH OF             PRINCIPAL OCCUPATION(S)        OVERSEEN BY
     DATE OF BIRTH         PORTFOLIO        SERVICE              DURING PAST FIVE YEARS         TRUSTEE(1)  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee       Trustee of the   President and Chief Executive Officer      191               None
11/28/59                                  Trust since    of National Financial Partners
                                          1998; of the   (financial services company) (since
                                        Portfolio since  April 1999). President and Chief
                                              2001       Operating Officer of John A. Levin &
                                                         Co. (registered investment adviser)
                                                         (July 1997 to April 1999) and a
                                                         Director of Baker, Fentress & Company,
                                                         which owns John A. Levin & Co.
                                                         (July 1997 to April 1999). Ms.
                                                         Bibliowicz is an interested person
                                                         because of her affiliation with a
                                                         brokerage firm.

James B. Hawkes            Trustee of    Trustee of the  Chairman, President and Chief              193         Director of EVC
11/9/41                    the Trust;      Trust since   Executive Officer of BMR, EVC, EVM
                            Trustee       1989; Trustee  and EV; Director of EV; Vice
                         and President    and President  President and Director of EVD.
                            of the      of the Portfolio Trustee and/or officer of 193
                           Portfolio       since 2001    registered investment companies in the
                                                         Eaton Vance Fund Complex. Mr.Hawkes is
                                                         an interested person because of
                                                         his positions with BMR, EVM, EVC and
                                                         EV, which are affiliates of the Trust
                                                         and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee     Trustee of the  Jacob H. Schiff Professor of               193     Director of Tiffany& Co.
2/23/35                                   Trust since    Investment Banking Emeritus, Harvard               (specialty retailer) and
                                          1989; of the   University Graduate School of                            Telect, Inc.
                                        Portfolio since  Business Administration.                             (telecommunication
                                             2001                                                              services company)

William H. Park              Trustee       Since 2003    President and Chief Executive Officer,     190               None
9/19/47                                                  Prizm Capital Management, LLC
                                                         (investment management firm) (since
                                                         2002). Executive Vice President and
                                                         Chief Financial Officer, United Asset
                                                         Management Corporation (a holding
                                                         company owning institutional
                                                         investment management firms)
                                                         (1982-2001).

Ronald A. Pearlman           Trustee       Since 2003    Professor of Law, Georgetown               190               None
7/10/40                                                  University Law Center (since 1999).
                                                         Tax Partner, Covington & Burling,
                                                         Washington, DC (1991-2000).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                           POSITION(S)      TERM OF                                              IN FUND
                            WITH THE       OFFICE AND                                            COMPLEX
        NAME AND           TRUST AND       LENGTH OF             PRINCIPAL OCCUPATION(S)        OVERSEEN BY
     DATE OF BIRTH         PORTFOLIO        SERVICE              DURING PAST FIVE YEARS         TRUSTEE(1)  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
TRUSTEE(S)(CONTINUED)

Norton H. Reamer             Trustee     Trustee of the  President and Chief Executive              193               None
9/21/35                                   Trust since    Officer of Asset Management
                                         1989; of the    Finance Corp.(a specialty finance
                                        Portfolio since  serving the investment management
                                             2001        industry)(since October 2003).
                                                         President, Unicorn Corporation (an
                                                         investment and financial advisory
                                                         services company) (since September
                                                         2000). Formerly Chairman, Hellman,
                                                         Jordan Management Co., Inc. (an
                                                         investment management company)
                                                         (2000-2003). Formerly Advisory
                                                         Director of Berkshire Capital
                                                         Corporation (investment banking firm)
                                                         (2002-2003). Formerly Chairman of the
                                                         Board, United Asset Management
                                                         Corporation (a holding company owning
                                                         institutional investment management
                                                         firms)and Chairman, President and
                                                         Director, UAM Funds (mutual
                                                         funds)(1980-2000).

Lynn A. Stout                Trustee     Trustee of the  Professor of Law, University of            193               None
9/14/57                                   Trust since    California at Los Angeles School of
                                          1998; of the   Law (since July 2001). Formerly,
                                        Portfolio since  Professor of Law, Georgetown
                                              2001       University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)               TERM OF
                               WITH THE                OFFICE AND
       NAME AND                TRUST AND               LENGTH OF                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             PORTFOLIO                SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the         President of the    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                  Trust; Vice President     Trust since 2002;    Investment Officer of EVM and BMR and Director of EVC. Chief
                           of the Portfolio      Vice President of the  Executive Officer of Belair Capital Fund LLC, Belcrest
                                                    Portfolio since     Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                        2001(2)         Fund LLC and Belrose Capital Fund LLC (private investment
                                                                        companies sponsored by EVM). Officer of 53 registered
                                                                        investment companies managed by EVM or BMR.

Gregory L. Coleman         Vice President of           Since 2001       Partner of Atlanta Capital. Officer of 10 registered
10/28/49                       the Trust                                investment companies managed by EVM or BMR.

William R. Hackney, III  Vice President of the         Since 2001       Managing Partner and member of the Executive Committee of
4/12/48                        Portfolio                                Atlanta Capital. Officer of 3 registered investment
                                                                        companies managed by EVM or BMR.

Paul J. Marshall         Vice President of the         Since 2001       Vice President of Atlanta Capital. Portfolio manager for
5/2/65                         Portfolio                                Bank of America Capital Management (1995-2000). Officer
                                                                        of 3 registered investment companies managed by EVM or
                                                                        BMR.


Charles B. Reed          Vice President of the         Since 2001       Vice President of Atlanta Capital. Portfolio manager with
10/9/65                        Portfolio                                Florida State Board of Administration (1995-1998).
                                                                        Officer of 2 registered investment companies managed
                                                                        by EVM or BMR.

James A. Womack          Vice President of the         Since 2001       Vice President of Atlanta Capital. Officer of 10
11/20/68                         Trust                                  registered investment companies managed by EVM or BMR.

Alan R. Dynner                 Secretary            Secretary of the    Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                          Trust since 1997; of  EVM, EVD, EV and EVC. Officer of 193 registered
                                                     the Portfolio      investment companies managed by EVM or BMR.
                                                       since 2001

Kristin S. Anagnost        Treasurer of the          Since 2002(2)      Assistant Vice President of EVM and BMR. Officer of 110
6/12/65                        Portfolio                                registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer of the Trust       Since 1989        Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                                                                  registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr.Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                       SUB-ADVISER OF SMALL-CAP PORTFOLIO
                     ATLANTA CAPITAL MANAGEMENT COMPANY LLC
                           1349 West Peachtree Street
                                   Suite 1600
                                Atlanta, GA 30309

                   ADMINISTRATOR OF EATON VANCE SMALL-CAP FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                           EATON VANCE SMALL-CAP FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1445-11/03                                                                SCFSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust (On behalf of Eaton Vance Small-Cap Fund)
------------------------------------------------------------------


By:    /S/ Thomas E. Faust Jr.
       ------------------------------
       Thomas E. Faust Jr.
       President


Date:  November 17, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ------------------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2003
       -----------------


By:    /S/ Thomas E. Faust Jr.
       ------------------------------
       Thomas E. Faust Jr.
       President


Date:  November 17, 2003
       -----------------